Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets [Abstract]
Goodwill And Intangible Assets

7. GOODWILL AND INTANGIBLE ASSETS

ASC Topic 350 addresses financial accounting and reporting for goodwill and other intangible assets subsequent to their acquisition. Under the provisions of ASC Topic 350, goodwill and other intangible assets with indefinite useful lives are not amortized but instead tested for impairment at least annually.

As discussed in Note 6, the Partnership’s goodwill balance was reduced to zero as a result of the disposal of the Partnership’s Triad operations that were sold during the third quarter of 2012.

Intangible assets of the Partnership as of December 31, 2013 consisted of the following:

	Gross		Net
	Carrying	Accumulated	Carrying
Intangible Asset	Amount	Amortization	Amount
	(in thousands)
Patent	$ 728	$ 207	$ 521
Developed Technology	78	22	56
Trade Name	184	23	161
Customer List	470	60	410
Total	$ 1,460	$ 312	$ 1,148

Intangible assets of the Partnership as of December 31, 2012 consisted of the following:

	Gross		Net
	Carrying	Accumulated	Carrying
Intangible Asset	Amount	Amortization	Amount
	(in thousands)
Patent	$ 728	$ 164	$ 564
Developed Technology	78	18	60
Trade Name	184	14	170
Customer List	470	36	434
Total	$ 1,460	$ 232	$ 1,228

The Partnership considers the patent and developed technology intangible assets to have a useful life of seventeen years.

In connection with the Elk Horn Acquisition, the Partnership recognized an intangible asset for the trade name valued at $184,000 and a customer list intangible asset valued at $470,000 during 2011. The trade name and customer list intangible assets recognized in the Elk Horn Acquisition do not have any residual value and do not have any renewal or extension terms. The Partnership considers the trade name and customer list intangible assets to have a useful life of twenty years. All of the intangible assets are amortized over their useful life on a straight line basis. Amortization expense for the years ended December 31, 2013, 2012 and 2011 is included in the depreciation, depletion and amortization table included in Note 6.

The future total amortization expense for each of the five succeeding years related to intangible assets that are currently recorded in the consolidated statement of financial position is estimated to be as follows at December 31, 2013:

		Developed		Customer
	Patent	Technology	Trade Name	List	Total
	(in thousands)
2014	$ 43	$ 5	$ 9	$ 23	$ 80
2015	43	5	9	23	80
2016	43	5	9	23	80
2017	43	5	9	23	80
2018	43	5	9	23	80